Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail)	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 1,270,501
2016	1,307,187
2017	1,348,257
2018	1,388,705
2019	1,430,366
Thereafter	855,136
Total	$ 7,600,152